Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Supplement [Text Block]	aet1_SupplementTextBlock

 ALPS ETF TRUST

ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS

DATED MARCH 31, 2014

Effective immediately, the following sentences are hereby added in between the second and third sentences in the second paragraph of the "Summary Section – ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF – Principal Investment Risks – Non-Correlation Risk [associated with investing in the Underlying ETFs]" section of the Prospectus:

In the event economic sanctions are imposed by the United States against certain Russian companies, an Underlying ETF that invests in Russia may not be able to fully replicate its underlying index by investing in the relevant securities, which may lead to increased tracking error.  Such Underlying ETF may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.

Also effective immediately, the following paragraph is hereby added as the second paragraph in the "Summary Section – ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF – Principal Investment Risks – Russia Investment Risk" section of the Prospectus:

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers, including companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors.  These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of an Underlying ETF's portfolio. For example, an Underlying ETF may be prohibited from investing in securities issued by companies subject to such sanctions, which may include securities held by the Underlying ETF in the form of depositary receipts. In addition, the sanctions may require the Underlying ETF to freeze its existing investments in Russian companies, prohibiting the Underlying ETF from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of an Underlying ETF's portfolio and potentially disrupt its operations.

ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aet1_SupplementTextBlock

 ALPS ETF TRUST

ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS

DATED MARCH 31, 2014

Effective immediately, the following sentences are hereby added in between the second and third sentences in the second paragraph of the "Summary Section – ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF – Principal Investment Risks – Non-Correlation Risk [associated with investing in the Underlying ETFs]" section of the Prospectus:

In the event economic sanctions are imposed by the United States against certain Russian companies, an Underlying ETF that invests in Russia may not be able to fully replicate its underlying index by investing in the relevant securities, which may lead to increased tracking error.  Such Underlying ETF may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.

Also effective immediately, the following paragraph is hereby added as the second paragraph in the "Summary Section – ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF – Principal Investment Risks – Russia Investment Risk" section of the Prospectus:

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers, including companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors.  These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of an Underlying ETF's portfolio. For example, an Underlying ETF may be prohibited from investing in securities issued by companies subject to such sanctions, which may include securities held by the Underlying ETF in the form of depositary receipts. In addition, the sanctions may require the Underlying ETF to freeze its existing investments in Russian companies, prohibiting the Underlying ETF from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of an Underlying ETF's portfolio and potentially disrupt its operations.